INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consisted of the following as of:
	Estimated life	March 31, 2022	December 31, 2021
Website	3 years	$10,799	$10,799
Accumulated amortization		(5,999)	(5,099)
		$4,800	$5,700

Intangible assets consisted of the following as of:

	Estimated life	December 31, 2021	December 31, 2020
Trademarks	3 years	$-	$22,060
Website	3 years	10,799	10,799
Accumulated amortization		(5,099)	(10,954)
		$5,700	$21,905

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES RELATED TO INTANGIBLE ASSETS	As of March 31, 2022, estimated future amortization expenses related to intangible assets were as follows:
Intangible Assets
2022 (remaining 9 months)	$2,100
2023	2,100
$4,800
As of December 31, 2021, estimated future amortization expenses related to intangible assets were as follows:
Intangible Assets
2022	$3,600
2023	2,100
$5,700